Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest income
Loans, including fees	$ 12,021	$ 11,312
Mortgage-backed securities	31	41
Other securities	13
Interest-bearing deposits and other	635	533
Total interest income	12,700	11,886
Interest expense
Deposits	1,976	1,402
Borrowings	1,276	759
Total interest expense	3,252	2,161
Net interest income	9,448	9,725
Provision for loan losses	11	185
Net interest income after provision for loan losses	9,437	9,540
Non-interest income
Earnings on bank-owned life insurance	74	449
Net gains on sales of loans	29	28
Net gain on sales of REO	10	52
Valuation adjustment for REO	(66)	(37)
Net gains on sales of property	9
Other	187	199
Total non-interest income	243	691
Non-interest expense
Employee compensation and benefits	5,796	5,695
Occupancy and equipment	671	666
Voice and data communications	249	259
Advertising	226	248
Outside service fees	150	168
Data processing	442	439
Audit and accounting	40	273
Franchise and other taxes	255	246
Foreclosure and REO expense, net	102	107
Other	796	844
Total non-interest expense	8,727	8,945
Income before income taxes	953	1,286
Federal income tax expense (benefit)
Current		239
Deferred	141	(276)
Total federal income tax expense (benefit)	141	(37)
NET INCOME	$ 812	$ 1,323
EARNINGS PER SHARE
Basic and diluted	$ 0.10	$ 0.16